CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
Revenue	$ 1,901,764	$ 858,198
Costs and expenses:
Direct costs (excluding depreciation and amortization)	1,378,467	626,244
Selling, general and administrative expense	195,261	86,034
Depreciation and amortization	141,405	17,405
Transaction and integration-related expenses	12,085	12,501
Restructuring	4,207	0
Total costs and expenses	1,731,425	742,184
Income from operations	170,339	116,014
Interest income	127	257
Interest expense	(44,425)	(2,727)
Income before provision for income taxes	126,041	113,544
Provision for income taxes	(13,286)	(16,148)
Income before share of earnings from equity method investments	112,755	97,396
Share of losses in equity method investments	(785)	(274)
Net income attributable to the Group	$ 111,970	$ 97,122
Net income per Ordinary Share attributable to the Group (note 14):
Basic (in USD per share)	$ 1.37	$ 1.84
Diluted (in USD per share)	$ 1.36	$ 1.82
Weighted average number of Ordinary Shares outstanding (note 14):
Basic (in shares)	81,463,303	52,811,460
Diluted (in shares)	82,613,098	53,310,453